Premises And Equipment (Year-End Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Premises And Equipment [Abstract]
Land and land improvements	$ 1,293	$ 1,293
Buildings	3,938	3,832
Furniture, fixtures and equipment	2,316	2,150
Premises and equipment, gross	7,547	7,275
Less: Accumulated Depreciation	(4,014)	(3,846)
Premises and equipment, net	$ 3,533	$ 3,429